FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of financial assets

	2022	2023
Amortized cost
Cash and cash equivalents	31,947	29,007
Other current financial assets	1,268	1,359
Trade and other receivables	8,895	10,948
Other non-current assets	186	155
FVTPL
Long-term investment in financial instruments	8,508	8,028
Other current financial assets	81	302
FVTOCI
Long-term investment in financial instruments	22	25
Total financial assets	50,907	49,824

Schedule of financial liabilities

	2022	2023
Financial liabilities measured at amortized cost
Trade and other payables	18,920	19,049
Accrued expenses	15,445	13,079
Customers deposits	44	42
Short-term bank loans	8,191	9,650
Two-step loans	209	84
Bonds and MTN	4,793	5,343
Long-term bank loans	29,873	32,260
Other borrowings	1,314	362
Lease liabilities	18,473	20,302
Other liabilities	170	141
Total financial liabilities	97,432	100,312

Schedule of fair values of financial assets and liabilities

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2022	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	81	81	81	—	—
Long-term investment in financial instruments	8,508	8,508	2,172	—	6,336
FVTOCI
Long-term investment in financial instruments	22	22	—	—	22
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	209	207	—	—	207
Bonds and MTN	4,793	5,614	5,614	—	—
Long-term bank loans	29,873	29,860	—	—	29,860
Other borrowings	1,314	1,311	—	—	1,311
Lease liabilities	18,473	18,473	—	—	18,473
Other liabilities	170	170	—	—	170
Total	63,443	64,246	7,867	—	56,379

			Fair value measurement at reporting date using
			Quoted prices in
			active markets for		Significant
			identical assets or	Significant other	unobservable
			liabilities	observable inputs	inputs
2023	Carrying value	Fair value	(level 1)	(level 2)	(level 3)
FVTPL
Other current financial assets	302	302	302	—	—
Long-term investment in financial instruments	8,028	8,028	2,056	—	5,972
FVTOCI
Long-term investment in financial instruments	25	25	—	—	25
Financial liabilities at amortized cost
Interest-bearing loans and other borrowings:
Two-step loans	84	83	—	—	83
Bonds and MTN	5,343	6,120	5,586	—	534
Long-term bank loans	32,260	31,473	—	—	31,473
Other borrowings	362	362	—	—	362
Lease liabilities	20,302	20,302	—	—	20,302
Other liabilities	141	141	—	—	141
Total	66,847	66,836	7,944	—	58,892

Schedule of reconciliation for items measured at fair value using significant unobservable inputs

	2022	2023
Beginning balance	4,762	6,358
Gain (loss) recognized in consolidated statement of:
Profit or loss	313	(617)
Other comprehensive income	(31)	(70)
Purchase/addition	1,338	330
Settlement/deduction	(24)	(4)
Ending balance	6,358	5,997

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]

		Significant	Range	Sensitivity
	Valuation	unobservable	(weighted	of the input of
Industry	technique	input	average)	fair value
Investment in equity
Non-listed equity investment - technology	OPM Backsolve method	Volatility	40% - 70%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp36 billion of the Investment value
		Exit timing	1 - 4 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp54 billion of the Investment value
		Probability of IPO	50%	50% increase (decrease) in IPO probability would result in an increase (decrease) Rp0 billion of the Investment value
	CoCos Equity	Volatility	20% - 100%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp36 billion of the Investment value
		Exit timing	1 - 6 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp61 billion of the Investment value
	Probability-weighted Method	Volatility	60% - 80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp15 billion of the Investment value
		Exit timing	1.25 - 3.25 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp34 billion of the Investment value
	Recent Transaction	Volatility	53.66% - 73.66%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value
		Exit timing	2 - 4 Years	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Market movement	Volatility	45% - 68%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp1 billion of the Investment value
		Time to liquidity	2.3 - 3.3 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp2 billion of the Investment value
Non-listed equity investment - credit rating agency	Discounted cash flow	Weighted Average Cost of Capital ("WACC")	11% - 22%	1% increase (decrease) in the percentage of WACC would result in an (decrease) increase Rp10 billion of the Investment value
		Terminal growth rate	1% - 5%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp7 billion of the Investment value
Non-listed equity investment - telecommunication	Discounted cash flow	WACC	3.85% - 16.5%	0.5% increase (decrease) in WACC would result in an (decrease) increase Rp0 billion of the Investment value
		Terminal growth rate	2% - 3.2%	1% increase (decrease) in terminal growth rate would result in an increase (decrease) Rp0 billion of the Investment value
Convertible bonds
Non-listed equity investment - technology	OPM Backsolve method	Volatility	10%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Exit timing	1 Year	Increase (decrease) in 1 year exit timing would result in an increase (decrease) Rp0 billion of the Investment value
	Market movement	Volatility	50.80%	10% increase (decrease) in the percentage of volatility would result in an increase (decrease) Rp0 billion of the Investment value
		Time to liquidity	3.3 Years	Increase (decrease) in 1 year time to liquidity would result in an increase (decrease) Rp0 billion of the Investment value
	Conversion discount	Probability of qualified financing	50%	50% increase (decrease) in probability of qualified financing would result in an increase (decrease) Rp1 billion of the Investment value

Schedule of exposure to foreign currency risk

	2022		2023
	US Dollar	Japanese Yen	US Dollar	Japanese Yen
	(in billions)	(in billions)	(in billions)	(in billions)
Financial assets	0.78	0.01	0.83	0.01
Financial liabilities	(0.19)	(1.57)	(0.24)	(0.80)
Net exposure	0.59	(1.56)	0.59	(0.79)

Sensitivity analysis of foreign currencies

Equity/profit (loss)
December 31, 2023
U.S. Dollar (1% strengthening)	91
Japanese Yen (5% strengthening)	(4)

Schedule of interest rate profile of interest-bearing financial instruments

	2022	2023
Fixed rate borrowings	27,579	38,263
Variable rate borrowings	35,274	29,738

Schedule of maximum exposure to credit risk of financial assets

	2022	2023
Cash and cash equivalents	31,947	29,007
Other current financial assets	1,349	1,661
Trade and other receivable, net	8,895	10,948
Other non-current assets	186	155
Total	42,377	41,771

Schedule of maturity profile of financial liabilities contractual undiscounted payments

	Carrying	Contractual					2027 and
	amount	cash flows	2023	2024	2025	2026	thereafter
2022
Trade and other payables	18,920	(18,920)	(18,920)	—	—	—	—
Accrued expenses	15,445	(15,445)	(15,445)	—	—	—	—
Customer deposits	44	(44)	(44)	—	—	—	—
Short-term bank loans	8,191	(8,191)	(8,191)	—	—	—	—
Interest bearing loans:
Two-step loans	209	(216)	(123)	(93)	—	—	—
Bonds and MTN	4,793	(10,096)	(509)	(510)	(2,574)	(293)	(6,210)
Long-term bank loans	29,873	(36,301)	(10,020)	(8,346)	(6,871)	(4,874)	(6,190)
Other borrowings	1,314	(1,394)	(1,027)	(367)	—	—	—
Lease liabilities	18,473	(21,908)	(5,741)	(4,551)	(2,766)	(2,258)	(6,592)
Other liabilities	170	(196)	(20)	(44)	(44)	(44)	(44)
Total	97,432	(112,711)	(60,040)	(13,911)	(12,255)	(7,469)	(19,036)

	Carrying	Contractual					2028 and
	amount	cash flows	2024	2025	2026	2027	thereafter
2023
Trade and other payables	19,049	(19,049)	(19,049)	—	—	—	—
Accrued expenses	13,079	(13,079)	(13,079)	—	—	—	—
Customer deposits	42	(42)	(42)	—	—	—	—
Short-term bank loans	9,650	(9,650)	(9,650)	—	—	—	—
Interest bearing loans:
Two-step loans	84	(85)	(85)	—	—	—	—
Bonds and MTN	5,343	(10,163)	(1,086)	(2,574)	(293)	(293)	(5,917)
Long-term bank loans	32,260	(38,386)	(11,194)	(8,090)	(6,901)	(4,569)	(7,632)
Other borrowings	362	(370)	(370)	—	—	—	—
Lease liabilities	20,302	(24,402)	(6,513)	(3,566)	(3,074)	(2,574)	(8,675)
Other liabilities	141	(146)	(4)	(36)	(36)	(35)	(35)
Total	100,312	(115,372)	(61,072)	(14,266)	(10,304)	(7,471)	(22,259)